            Payden Equity Income Fund

Schedule of Investments - January 31, 2021 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)
Common Stock (90%)
Communication Services (5%)
191,400	Activision Blizzard Inc.	$17,418
706,900	Comcast Corp., Class A	35,041
536,700	Verizon Communications Inc.	29,384
		81,843
Consumer Discretionary (6%)
73,700	Home Depot Inc.	19,959
207,700	Lennar Corp., Class A	17,270
114,500	McDonald’s Corp.	23,798
158,000	Starbucks Corp.	15,296
291,700	TJX Cos. Inc.	18,681
		95,004
Consumer Staples (7%)
491,600	Coca-Cola Co.	23,671
75,800	Constellation Brands Inc., Class A	15,988
72,700	Costco Wholesale Corp.	25,622
166,900	PepsiCo Inc.	22,793
157,300	Walmart Inc.	22,099
		110,173
Energy (7%)
820,100	Cabot Oil & Gas Corp.	15,032
247,300	Chevron Corp.	21,070
520,500	ConocoPhillips	20,836
1,204,800	Tourmaline Oil Corp.	17,166
271,800	Valero Energy Corp.	15,338
655,700	Williams Cos. Inc.	13,920
		103,362
Financials (20%)
112,900	Ameriprise Financial Inc.	22,339
956,400	Bank of America Corp.	28,357
22,100	BlackRock Inc.	15,498
478,800	Citigroup Inc.	27,766
447,200	Citizens Financial Group Inc.	16,296
691,500	Fifth Third Bancorp	20,005
129,700	Goldman Sachs Group Inc.	35,171
309,100	JPMorgan Chase & Co.	39,772
1,172,800	KeyCorp	19,773
518,500	Morgan Stanley	34,765
168,200	PNC Financial Services Group Inc.	24,140
651,700	Truist Financial Corp.	31,269
		315,151
Healthcare (14%)
140,200	Abbott Laboratories	17,327
177,900	AbbVie Inc.	18,231
117,100	Amgen Inc.	28,272
368,700	Bristol Myers Squibb Co.	22,649
332,700	CVS Health Corp.	23,838
198,000	Eli Lilly and Co.	41,178
147,800	Johnson & Johnson	24,111
175,900	Medtronic PLC	19,583
235,200	Merck & Co. Inc.	18,127
424,900	Pfizer Inc.	15,254
		228,570
Industrials (10%)
230,300	Dover Corp.	26,828
66,500	FedEx Corp.	15,650
137,100	Honeywell International Inc.	26,785
163,500	PACCAR Inc.	14,914
113,900	Stanley Black & Decker Inc.	19,761

Principal or Shares	Security Description	Value (000)

121,700	Union Pacific Corp.	$24,032
253,900	Waste Management Inc.	28,264
		156,234
Materials (4%)
141,600	Albemarle Corp.	23,033
406,600	DuPont de Nemours Inc.	32,304
60,000	Linde PLC	14,724
		70,061
Technology (13%)
189,800	Apple Inc.	25,046
79,700	Broadcom Inc.	35,905
109,900	International Business Machines Corp.	13,090
104,200	Microsoft Corp.	24,170
187,200	Paychex Inc.	16,346
229,000	QUALCOMM Inc.	35,788
153,400	Texas Instruments Inc.	25,417
115,200	Visa Inc., Class A	22,263
		198,025
Utilities (4%)
214,300	American Electric Power Co. Inc.	17,339
136,800	DTE Energy Co.	16,241
303,200	Duke Energy Corp.	28,501
		62,081
Total Common Stock		1,420,504
Preferred Stock (0%)
130,000	Selective Insurance Group Inc., 4.60%	3,217
Total Preferred Stock		3,217
Real Estate Investment Trust (5%)
100,300	Alexandria Real Estate Equities Inc.	16,761
100,200	Crown Castle International Corp.	15,958
234,800	Healthcare Trust of America Inc., Class A	6,633
182,800	Prologis Inc.	18,865
216,900	Simon Property Group Inc.	20,157
Total Real Estate Investment Trust		78,374
Total Stocks (Cost - $1,249,117)		1,502,095
Corporate Bond (1%)
6,050,000	CenterPoint Energy Inc., (3 mo. LIBOR USD + 3.270%) 6.13% (a)(b)	6,360
6,000,000	General Motors Financial Co. Inc., (3 mo. LIBOR USD + 3.436%) 6.50% (a)(b)	6,472
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (a)(c)	2,843
Total Corporate Bond (Cost - $14,299)		15,675
Investment Company (4%)
54,423,218	Payden Cash Reserves Money Market Fund * (Cost - $54,423)	54,423
Total Investments (Cost - $1,317,839) (100%)		1,572,193
Other Assets, net of Liabilities (0%)		1,671
Net Assets (100%)		$1,573,864

*	Affiliated investment
(a)	Perpetual security with no stated maturity date.
(b)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2021.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

1   Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
EUR 16,913	USD 19,821	Citibank, N.A.	03/22/2021	$729
EUR 2,759	USD 3,252	Citibank, N.A.	03/22/2021	100
GBP 9,508	USD 12,286	HSBC Bank USA, N.A.	03/22/2021	746

				1,575

Liabilities:
USD 23,436	EUR 19,672	Citibank, N.A.	03/22/2021	(466)
USD 19,419	CAD 25,420	HSBC Bank USA, N.A.	03/22/2021	(462)
USD 12,398	GBP 9,623	HSBC Bank USA, N.A.	03/22/2021	(791)

				(1,719)

Net Unrealized Appreciation (Depreciation)				$(144)

2